Geographic information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 11,976,149	$ 0	$ 0
Nigeria
Revenue	$ 11,976,149	$ 0	$ 0